Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Details 3) (USD $)	Sep. 30, 2013
Embedded note conversion feature	$ 7,403
Warrant liability	846,774
Fair Value, Inputs, Level 3 [Member]
Embedded note conversion feature	7,403
Warrant liability	$ 846,774